Note 15 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31,
	2023	2022
Net operating revenues from:
Waste management services:
External customer revenues	$44,611	$49,763
Total waste management services	44,611	49,763

Golf and related operations:
External customer revenues	35,904	31,417
Intersegment revenues	80	80
Total golf and related operations	35,984	31,497

Segment operating revenues	80,595	81,260
Intersegment eliminations	(80)	(80)
Total net operating revenues	$80,515	$81,180

Income (loss) before income taxes:
Waste management services	$4,013	$4,373
Golf and related operations	(184)	151
Segment income before taxes	3,829	4,524
Corporate interest expense	(2,068)	(1,436)
Corporate other income, net	9	13
General corporate expenses	(3,757)	(3,987)
Loss before income taxes	$(1,987)	$(886)

Depreciation and amortization expense:
Waste management services	$109	$118
Golf and related operations	3,464	3,169
Corporate	253	196
Total depreciation and amortization expense	$3,826	$3,483

Interest expense:
Waste management services	$-	$1
Golf and related operations	30	27
Corporate	2,068	1,436
Total interest expense	$2,098	$1,464
	Year Ended December 31,
	2023	2022
Capital expenditures:
Waste management services	$205	$94
Golf and related operations	3,620	6,333
Corporate	93	134
Total capital expenditures	$3,918	$6,561

Total assets:
Waste management services	$35,839	$35,198
Golf and related operations	63,670	63,355
Corporate	65,453	65,630
Subtotal	164,962	164,183
Elimination of intersegment receivables	(76,997)	(74,433)
Total assets	$87,965	$89,750